Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

VistaShares Artificial Intelligence Supercycle ETF (AIS)

VistaShares Electrification Supercycle ETF (EVS)

listed on NYSE Arca, Inc.

March 12, 2025

Supplement to the

Statement of Additional Information (“SAI”),

dated September 15, 2024

Effective immediately, all references to the Fund’s fiscal year end throughout the SAI are hereby deleted and replaced with November 30, with the first fiscal year ending November 30, 2025. In addition, effective immediately, all references in the prospectus to the Fund’s first fiscal semi-annual period ended March 31, 2024, are hereby deleted and replaced with May 31, 2025.

Please retain this Supplement for future reference.